Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 11,161	$ 10,055	$ 9,356
Charged to Costs and Expenses	11,608	8,472	6,762
Deductions	9,584	7,366	6,063
Balance at End of Period	13,185	11,161	10,055
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	11,161	10,055	9,356
Charged to Costs and Expenses	11,608	8,472	6,762
Deductions	9,584	7,366	6,063
Balance at End of Period	13,185	11,161	10,055
Deducted in Balance Sheet from Deferred Tax Assets: Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	23,934	20,120	16,167
Charged to Costs and Expenses		3,814	3,953
Deductions	1,032
Balance at End of Period	22,902	23,934	20,120
Deducted in Balance Sheet from Deferred Tax Assets: Valuation Allowance [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	23,934	20,120	16,167
Charged to Costs and Expenses		3,814	3,953
Deductions	1,032
Balance at End of Period	$ 22,902	$ 23,934	$ 20,120